INCOME TAXES - Income taxes paid (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
PRC Mainland	¥ 1,631
Foreign	1
Income taxes, net of amounts refunded	¥ 1,632	$ 233	¥ 1,310	¥ 1,127